Description of Business and Summary of Significant Accounting Policies - Schedule of Useful Lives of Property Plant and Equipment (Detail)	Dec. 31, 2024
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	50 years
Stadium equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	5 years
IT equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	3 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	4 years
Other equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	10 years